[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy had begun to show
              Chairman of The   signs of recovery from the recession of 2001.
LETTER       Board of The Fund  But over the last six months, economic weakness,
TO OUR         APPEARS HERE]    falling interest rates and the terrorist attacks
STOCKHOLDERS                    of September 11 all affected your investment.
                                The deteriorating economy spurred the U.S.
                Federal Reserve Board to slash short-term interest rates 11 times during 2001. The overnight rate began the six-month reporting period at 3.75% and was reduced to 1.75% at the close of the period. This is the lowest short-term rate since 1961. Also, the National Bureau of Economic Research announced the U.S. economy was in a recession, unemployment rose to 5.8% by December, with layoffs reaching nearly 2 million during 2001, and stocks sank throughout the calendar year with all major indexes lower for the second consecutive year.

                YOUR INVESTMENT PORTFOLIO

                As of February 28, 2002, the performance of the portfolio's Private Investment Class topped that of its competitive indexes, as shown in the table. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor and the distributor not waived fees during the reporting period, performance would have been lower.) The weighted average maturity (WAM) remained in the 37- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $1.11 billion at the close of the reporting period.

                                                        Average     Seven-Day
                YIELDS AS OF 2/28/02                 Monthly Yield    Yield

                Liquid Assets Portfolio                  1.62%        1.61%
                Private Investment Class

                iMoneyNet Money Fund Averages(TM)        1.61%        1.58%
                First-Tier Institutions Only

                iMoneyNet Money Fund Averages(TM)        1.56%        1.53%
                Total Institutions Only

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                   The Liquid Assets Portfolio invests solely in securities
                rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal

                                                                     (continued)

                Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                IN CONCLUSION

                As the reporting period ended, signs of an economic recovery were evident. Gross domestic product rose at a surprisingly strong 1.7% annual rate during the fourth quarter of 2001. In January 2002, unemployment fell to 5.6%, manufacturing increased for the third consecutive month after an 18-month slump, and retail sales rose 1.2% after a 0.7% gain in December. These trends, coupled with a strong housing market, low energy prices, the absence of inflation and generally positive news from the battlefields of Afghanistan gave strength to the position of many economists that an economic recovery will take hold during 2002.

                   We are pleased to send you this report on your investment.
                AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

                Respectfully submitted,

                /s/ ROBERT H. GRAHAM
                Robert H. Graham
                Chairman

SCHEDULE OF INVESTMENTS
February 28, 2002
(Unaudited)

                                                  PAR
                                      MATURITY   (000)         VALUE
COMMERCIAL PAPER - 36.01%(a)

CONSUMER STAPLES - 0.36%

DISTILLERS & VINTERS - 0.36%

Diageo Capital PLC (United Kingdom)
 2.48%                                03/20/02 $  150,000 $   149,803,667
=========================================================================

FINANCIAL - 32.18%

ASSET BACKED SECURITIES - COMMERCIAL
 LOANS/LEASES - 5.39%

Atlantis One Funding Corp.
 3.00%                                03/11/02    273,600     273,372,000
-------------------------------------------------------------------------
 2.00%                                04/25/02     41,000      40,874,722
-------------------------------------------------------------------------
 2.05%                                04/25/02    190,000     189,404,931
-------------------------------------------------------------------------
 2.23%                                04/26/02     90,000      89,687,800
-------------------------------------------------------------------------
 1.64%                                05/09/02    199,278     198,651,603
-------------------------------------------------------------------------
 1.64%                                05/13/02    150,000     149,501,167
-------------------------------------------------------------------------
 1.64%                                05/15/02     57,659      57,461,998
-------------------------------------------------------------------------
 1.93%                                05/15/02    200,000     199,195,833
-------------------------------------------------------------------------
 1.90%                                05/20/02     50,000      49,788,889
-------------------------------------------------------------------------
 1.88%                                06/21/02    200,000     198,830,222
-------------------------------------------------------------------------
 1.98%                                08/01/02     25,943      25,724,690
-------------------------------------------------------------------------
 1.97%                                08/16/02    105,232     104,264,567
-------------------------------------------------------------------------
Fountain Square Commercial Funding
 1.90%                                03/01/02    300,000     300,000,000
-------------------------------------------------------------------------
Stellar Funding Group, Inc.
 2.08%                                03/28/02      5,330       5,321,685
-------------------------------------------------------------------------
 2.08%                                04/15/02      4,177       4,166,140
-------------------------------------------------------------------------
 2.08%                                04/22/02      5,900       5,882,274
-------------------------------------------------------------------------
 2.08%                                04/29/02     38,999      38,866,057
-------------------------------------------------------------------------
 2.08%                                04/30/02     10,778      10,740,636
-------------------------------------------------------------------------
 2.00%                                05/30/02    217,485     216,397,575
-------------------------------------------------------------------------
 2.00%                                07/12/02     11,789      11,689,262
-------------------------------------------------------------------------
 2.29%                                07/15/02     32,339      32,059,232
-------------------------------------------------------------------------
 1.96%                                07/31/02     29,119      28,878,024
-------------------------------------------------------------------------
                                                            2,230,759,307
-------------------------------------------------------------------------

                                                      PAR
                                          MATURITY   (000)         VALUE
ASSET BACKED SECURITIES - CONSUMER
 RECEIVABLES - 0.78%

Ford Credit Auto Owner Trust 2002-A
 1.82%                                    01/15/03 $  195,916 $   195,915,782
-----------------------------------------------------------------------------
Old Line Funding Corp.
 1.64%                                    03/07/02     45,726      45,713,502
-----------------------------------------------------------------------------
Thunder Bay Funding Inc.
 1.65%                                    03/15/02     80,679      80,627,231
=============================================================================
                                                                  322,256,515
=============================================================================

ASSET BACKED SECURITIES - FULLY BACKED -
  5.77%

Aquinas Funding LLC
 1.64%                                    04/15/02    150,000     149,692,500
-----------------------------------------------------------------------------
Aspen Funding Corp.
 2.46%                                    03/05/02    200,000     199,945,333
-----------------------------------------------------------------------------
 1.73%                                    04/15/02    200,000     199,567,500
-----------------------------------------------------------------------------
CXC Inc.
 1.73%                                    03/05/02    100,000      99,980,778
-----------------------------------------------------------------------------
 2.23%                                    03/14/02     60,000      59,951,683
-----------------------------------------------------------------------------
Kitty Hawk Funding Corp.
 1.97%                                    03/01/02    150,726     150,726,000
-----------------------------------------------------------------------------
 2.33%                                    07/15/02     25,526      25,301,315
-----------------------------------------------------------------------------
Newport Funding Corp.
 1.94%                                    08/05/02    100,000      99,153,945
-----------------------------------------------------------------------------
 1.93%                                    08/27/02    200,000     198,080,722
-----------------------------------------------------------------------------
 1.94%                                    08/28/02    100,000      99,030,000
-----------------------------------------------------------------------------
Old Slip Funding Corp.
 1.80%                                    03/28/02     50,178      50,110,260
-----------------------------------------------------------------------------
Steamboat Funding Corp.
 1.81%                                    03/19/02     60,420      60,365,320
-----------------------------------------------------------------------------
Tulip Funding Corp.
 1.72%                                    04/23/02    302,576     301,809,810
-----------------------------------------------------------------------------
Variable Funding Capital Corp.
 1.91%                                    03/01/02    296,181     296,181,000
-----------------------------------------------------------------------------
 1.80%                                    03/04/02    200,000     199,970,000
-----------------------------------------------------------------------------
 3.05%                                    03/12/02    200,000     199,813,611
=============================================================================
                                                                2,389,679,777
=============================================================================

                                                       PAR
                                           MATURITY   (000)         VALUE
ASSET BACKED SECURITIES - MULTI-PURPOSE -
  1.88%

Corporate Receivables Corp.
 1.63%                                     03/20/02 $  100,000 $    99,913,972
------------------------------------------------------------------------------
 1.75%                                     03/22/02     97,000      96,900,979
------------------------------------------------------------------------------
Edison Asset Securitization, LLC
 1.94%                                     08/21/02    200,000     198,135,444
------------------------------------------------------------------------------
Mont Blanc Capital Corp.
 1.81%                                     04/15/02     80,000      79,819,000
------------------------------------------------------------------------------
 1.65%                                     04/22/02     45,650      45,541,201
------------------------------------------------------------------------------
 1.72%                                     04/22/02     50,000      49,875,778
------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 2.96%                                     03/15/02     78,485      78,394,655
------------------------------------------------------------------------------
 1.64%                                     03/25/02     59,200      59,135,275
------------------------------------------------------------------------------
Sheffield Receivables Corp.
 3.35%                                     03/04/02     42,570      42,558,116
------------------------------------------------------------------------------
 1.88%                                     03/05/02     28,410      28,404,065
==============================================================================
                                                                   778,678,485
==============================================================================
ASSET BACKED SECURITIES - TRADE
 RECEIVABLES - 4.95%

Bills Securitization Ltd.
 2.60%                                     03/19/02     80,000      79,896,000
------------------------------------------------------------------------------
 2.24%                                     04/08/02    250,000     249,408,889
------------------------------------------------------------------------------
 2.25%                                     04/17/02    200,000     199,412,500
------------------------------------------------------------------------------
 2.23%                                     04/19/02    150,000     149,544,708
------------------------------------------------------------------------------
 2.10%                                     04/22/02     35,000      34,893,833
------------------------------------------------------------------------------
 2.05%                                     04/29/02    145,600     145,110,824
------------------------------------------------------------------------------
 1.88%                                     05/10/02    200,000     199,268,889
------------------------------------------------------------------------------
 2.10%                                     05/17/02    100,000      99,550,833
------------------------------------------------------------------------------
 2.00%                                     05/28/02    100,000      99,511,111
------------------------------------------------------------------------------
 1.97%                                     08/02/02     50,000      49,578,639
------------------------------------------------------------------------------
FCAR Owner Trust
 2.34%                                     03/05/02    150,000     149,961,000
------------------------------------------------------------------------------
 2.34%                                     03/06/02    140,000     139,954,500
------------------------------------------------------------------------------
 1.85%                                     03/07/02    250,000     249,922,917
------------------------------------------------------------------------------
 1.94%                                     08/20/02     59,600      59,047,574
------------------------------------------------------------------------------
 1.94%                                     08/21/02     70,000      69,347,406
------------------------------------------------------------------------------
 1.94%                                     08/22/02     74,000      73,306,127
==============================================================================
                                                                 2,047,715,750
==============================================================================

                                                        PAR
                                            MATURITY   (000)         VALUE
BANKS - 5.73%

Bank of New York Co., Inc.
 1.72%                                      03/08/02 $   50,000 $    49,983,278
-------------------------------------------------------------------------------
Bank of Scotland Treasury Services (United
 Kingdom)
 2.22%                                      04/22/02    100,000      99,679,333
-------------------------------------------------------------------------------
BNP Paribas (France)
 1.73%                                      05/24/02     50,000      49,798,167
-------------------------------------------------------------------------------
Danske Corp. (Denmark)
 2.27%                                      07/19/02    100,000      99,117,222
-------------------------------------------------------------------------------
Fortis Funding
 1.85%                                      05/06/02     25,000      24,915,208
-------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
 1.63%                                      03/14/02    100,000      99,941,139
-------------------------------------------------------------------------------
 1.64%                                      03/14/02    100,000      99,940,778
-------------------------------------------------------------------------------
 1.63%                                      03/15/02    100,000      99,936,611
-------------------------------------------------------------------------------
 1.62%                                      03/18/02    100,000      99,923,500
-------------------------------------------------------------------------------
 2.27%                                      04/02/02     85,000      84,828,489
-------------------------------------------------------------------------------
 1.98%                                      08/05/02     50,000      49,568,250
-------------------------------------------------------------------------------
 1.98%                                      08/30/02     95,000      94,049,050
-------------------------------------------------------------------------------
UBS Finance Delaware, Inc.
 1.90%                                      03/01/02  1,420,000   1,420,000,000
===============================================================================
                                                                  2,371,681,025
===============================================================================

CONSUMER FINANCE - 0.24%

Household Finance Corp.
 1.74%                                      05/09/02    100,000      99,666,500
===============================================================================

DIVERSIFIED FINANCIAL SERVICES - 7.20%

American Express Credit Corp.
 1.92%                                      08/26/02    100,000      99,050,667
-------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
 1.99%(b)                                   03/26/02    165,000     165,001,137
-------------------------------------------------------------------------------
 1.74%                                      05/10/02    175,000     174,407,917
-------------------------------------------------------------------------------
CIT Group Inc. (The)
 1.63%                                      03/14/02     50,000      49,970,569
-------------------------------------------------------------------------------
 1.62%                                      03/22/02    150,000     149,858,250
-------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
 (Switzerland)
 2.32%                                      04/04/02    160,000     159,649,422
-------------------------------------------------------------------------------

                                                   PAR
                                       MATURITY   (000)         VALUE
DIVERSIFIED FINANCIAL SERVICES -
  (CONTINUED)

General Electric Capital Corp.
 2.96%                                 03/19/02 $  100,000 $    99,852,000
--------------------------------------------------------------------------
 2.80%                                 03/28/02    100,000      99,790,000
--------------------------------------------------------------------------
 2.30%                                 04/30/02    200,000     199,233,333
--------------------------------------------------------------------------
 1.74%                                 05/08/02    300,000     299,014,000
--------------------------------------------------------------------------
 1.99%                                 05/29/02    100,000      99,508,028
--------------------------------------------------------------------------
 1.99%                                 06/26/02    100,000      99,353,250
--------------------------------------------------------------------------
 1.94%                                 08/28/02    200,000     198,060,000
--------------------------------------------------------------------------
GE Capital International Funding Inc.
 1.94%                                 08/26/02     40,000      39,616,311
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.
 1.98%(b)                              03/11/02    100,000     100,000,000
--------------------------------------------------------------------------
 1.98%(b)                              04/12/02    100,000     100,000,000
--------------------------------------------------------------------------
 1.98%(b)                              05/06/02    200,000     200,000,000
--------------------------------------------------------------------------
 1.98%(b)                              06/10/02     50,000      50,000,000
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 1.86%(b)                              06/05/02    200,000     200,000,000
--------------------------------------------------------------------------
Siemens Capital Corp.
 2.27%                                 04/17/02    100,000      99,703,639
--------------------------------------------------------------------------
 2.25%                                 04/24/02    100,000      99,662,500
--------------------------------------------------------------------------
Variable Funding Capital Corp.
 1.81%(c)                              08/21/02    200,000     200,000,000
==========================================================================
                                                             2,981,731,023
==========================================================================

MULTI-LINE INSURANCE - 0.24%

ZCM Matched Funding Corp.
 1.65%                                 03/08/02    100,000      99,967,917
==========================================================================
  Total Financial                                           13,322,136,299
==========================================================================

INDUSTRIALS - 1.45%

INDUSTRIAL CONGLOMERATES - 1.45%

General Electric Co.
 1.92%                                 03/01/02    500,000     500,000,000
--------------------------------------------------------------------------
 2.42%                                 06/28/02    100,000      99,200,055
==========================================================================
  Total Industrials                                            599,200,055
==========================================================================

MATERIALS - 0.19%

DIVERSIFIED METALS & MINING - 0.19%

Rio Tinto (commercial paper) Ltd.
 1.68%                                 03/22/02     78,222      78,145,342
==========================================================================
  Total Materials                                               78,145,342
==========================================================================

                                                      PAR
                                          MATURITY   (000)         VALUE
TELECOMMUNICATION SERVICES - 1.83%

INTEGRATED TELECOMMUNICATIONS SERVICES -
  1.83%

SBC Communications Inc.
 1.72%                                    04/26/02 $  169,400 $   168,946,761
-----------------------------------------------------------------------------
Verizon Network Funding
 2.48%                                    03/13/02    150,000     149,876,000
-----------------------------------------------------------------------------
 2.48%                                    03/14/02    150,000     149,865,666
-----------------------------------------------------------------------------
 2.24%                                    04/10/02    100,000      99,751,111
-----------------------------------------------------------------------------
 2.28%                                    04/15/02     50,000      49,857,500
-----------------------------------------------------------------------------
 2.28%                                    04/16/02     50,000      49,854,333
-----------------------------------------------------------------------------
 2.22%                                    04/17/02     40,000      39,884,067
-----------------------------------------------------------------------------
 2.31%                                    04/29/02     50,000      49,810,708
=============================================================================
  Total Telecommunication Services                                757,846,146
=============================================================================
  Total Commercial Paper (Cost
   $14,907,131,509)                                            14,907,131,509
=============================================================================

BANK NOTES - 0.92%

La Salle Bank NA
 2.48%                                    10/03/02    100,000      99,994,148
-----------------------------------------------------------------------------
 2.40%                                    12/10/02     80,000      80,000,000
-----------------------------------------------------------------------------
National City Bank
 1.86%(b)                                 01/09/03    100,000      99,995,699
-----------------------------------------------------------------------------
 1.87%(b)                                 02/28/03    100,000      99,990,027
=============================================================================
  Total Bank Notes (Cost $379,979,874)                            379,979,874
=============================================================================

CERTIFICATES OF DEPOSIT - 12.24%

Abbey National PLC (United Kingdom)
 3.76%                                    04/16/02    100,000     100,000,000
-----------------------------------------------------------------------------
 3.60%                                    05/03/02    100,000     100,000,000
-----------------------------------------------------------------------------
 2.46%                                    10/03/02    100,000     100,000,000
-----------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
 2.35%                                    04/04/02     50,000      50,001,832
-----------------------------------------------------------------------------
 2.25%                                    04/11/02    100,000     100,000,000
-----------------------------------------------------------------------------
 3.42%                                    09/11/02     40,000      40,296,724
-----------------------------------------------------------------------------
 2.58%                                    09/30/02     75,000      75,047,246
-----------------------------------------------------------------------------
 2.45%                                    10/07/02    100,000     100,000,000
-----------------------------------------------------------------------------
Banque Nationale de Paris (France)
 4.05%                                    04/15/02    100,000     100,000,000
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
 4.83%                                    03/06/02     30,000      30,004,130
-----------------------------------------------------------------------------
 3.66%                                    05/07/02     28,000      28,000,254
-----------------------------------------------------------------------------
 1.76%                                    06/17/02    100,000     100,000,000
-----------------------------------------------------------------------------
 3.38%                                    09/13/02    100,000     100,000,000
-----------------------------------------------------------------------------

                                                      PAR
                                          MATURITY   (000)         VALUE
CERTIFICATES OF DEPOSIT - (CONTINUED)

BNP Paribas (France)
 3.63%                                    05/07/02 $  100,000 $   100,000,000
-----------------------------------------------------------------------------
 1.97%                                    06/11/02    100,000     100,002,806
-----------------------------------------------------------------------------
 1.96%                                    08/27/02    100,000     100,000,000
-----------------------------------------------------------------------------
 1.99%                                    08/30/02    100,000     100,019,428
-----------------------------------------------------------------------------
 2.25%                                    12/13/02    100,000     100,000,000
-----------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
 (Canada)
 3.75%                                    04/16/02    100,000     100,000,000
-----------------------------------------------------------------------------
Danske Bank (Denmark)
 2.27%                                    04/11/02     25,000      25,000,000
-----------------------------------------------------------------------------
 2.25%                                    12/13/02     90,000      90,000,000
-----------------------------------------------------------------------------
Deutsche Bank AG (Germany)
 1.84%                                    07/31/02    100,000     100,000,000
-----------------------------------------------------------------------------
 3.63%                                    09/06/02    100,000      99,992,405
-----------------------------------------------------------------------------
 2.29%                                    11/19/02    100,000      99,989,292
-----------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
 4.07%                                    07/03/02    100,000     100,001,649
-----------------------------------------------------------------------------
 3.59%                                    08/23/02    200,000     199,985,931
-----------------------------------------------------------------------------
 3.58%                                    08/27/02    100,000      99,995,204
-----------------------------------------------------------------------------
 2.12%                                    11/08/02     12,000      11,999,178
-----------------------------------------------------------------------------
Dresdner Bank (Germany)
 1.96%                                    06/11/02    100,000     100,000,000
-----------------------------------------------------------------------------
Halifax PLC (United Kingdom)
 2.43%                                    04/03/02     50,000      50,005,396
-----------------------------------------------------------------------------
 1.96%                                    06/11/02    100,000     100,000,000
-----------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
 Kingdom)
 1.85%                                    03/07/02    150,000     150,000,000
-----------------------------------------------------------------------------
Lloyd's TSB Bank PLC (United Kingdom)
 1.82%                                    07/15/02    100,000     100,048,697
-----------------------------------------------------------------------------
 1.95%                                    08/21/02    100,000     100,000,000
-----------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
 1.90%                                    03/11/02    200,000     200,000,000
-----------------------------------------------------------------------------
 2.50%                                    10/15/02    100,000     100,000,000
-----------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
 4.01%                                    06/05/02    100,000      99,998,719
-----------------------------------------------------------------------------
 4.11%                                    06/05/02    100,000     100,000,000
-----------------------------------------------------------------------------
Royal Bank of Canada (Canada)
 3.75%                                    04/16/02    100,000     100,000,000
-----------------------------------------------------------------------------
Royal Bank of Scotland PLC (United
 Kingdom)
 2.02%                                    06/10/02    150,000     150,000,000
-----------------------------------------------------------------------------

                                                   PAR
                                       MATURITY   (000)         VALUE
CERTIFICATES OF DEPOSIT - (CONTINUED)

Societe Generale (France)
 1.67%                                 03/22/02 $  200,000 $   200,000,582
--------------------------------------------------------------------------
 3.68%                                 05/24/02    100,000     100,001,133
--------------------------------------------------------------------------
Svenska Handelsbanken AB (Sweden)
 4.01%                                 05/07/02     50,000      49,994,813
--------------------------------------------------------------------------
 3.80%                                 05/13/02     65,000      64,966,633
--------------------------------------------------------------------------
 4.03%                                 05/15/02    100,000      99,992,229
--------------------------------------------------------------------------
 4.11%                                 06/05/02    100,000     100,000,000
--------------------------------------------------------------------------
 2.02%                                 06/10/02    100,000     100,002,777
--------------------------------------------------------------------------
 2.30%                                 11/19/02    100,000     100,000,000
--------------------------------------------------------------------------
 2.53%                                 11/25/02    100,000      99,992,716
--------------------------------------------------------------------------
UBS AG (Switzerland)
 1.94%                                 06/07/02    150,000     150,000,000
--------------------------------------------------------------------------
 1.87%                                 07/31/02    100,000     100,000,000
--------------------------------------------------------------------------
 2.50%                                 10/15/02    100,000     100,000,000
==========================================================================
  Total Certificates of Deposit (Cost
   $5,065,339,774)                                           5,065,339,774
==========================================================================

MASTER NOTE AGREEMENTS - 4.99%

Merrill Lynch Mortgage Capital, Inc.
 2.04%(d)                              08/19/02    495,100     495,100,000
--------------------------------------------------------------------------
 1.98%(e)                                    --    450,000     450,000,000
--------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
 1.98%(f)                              05/06/02    315,300     315,300,000
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 1.95%(g)                              03/25/02    807,000     807,000,000
==========================================================================
  Total Master Note Agreements (Cost
   $2,067,400,000)                                           2,067,400,000
==========================================================================

MEDIUM TERM NOTES - 1.87%

Credit Suisse First Boston, Inc.
 (Switzerland)
 1.98%(b)                              05/06/02    150,000     150,000,000
--------------------------------------------------------------------------
 1.98%(b)                              08/20/02    100,000     100,000,000
--------------------------------------------------------------------------
General Electric Capital Corp.
 8.43%                                 11/25/02     25,000      26,073,764
--------------------------------------------------------------------------
Goldman Sachs Group Inc.
 1.94%(h)                              03/21/02    100,000     100,000,000
--------------------------------------------------------------------------
Merck & Co., Inc.
 4.54%(c)(i)(j)                        02/24/03     50,000      51,044,196
--------------------------------------------------------------------------
Merrill Lynch & Co.
 2.07%(b)                              03/11/02    100,000     100,003,455
--------------------------------------------------------------------------
 2.06%(b)                              03/21/02     50,000      50,006,292
--------------------------------------------------------------------------
 2.46%                                 12/03/02    100,000     100,000,000
--------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
 1.86%(b)                              09/30/02    100,000     100,000,000
==========================================================================
  Total Medium Term Notes (Cost
   $777,127,707)                                               777,127,707
==========================================================================

                                                       PAR
                                           MATURITY   (000)         VALUE
PROMISSORY NOTES - 4.84%

Goldman Sachs Group Inc.
 2.01%(b)                                  03/21/02 $  144,000 $   144,000,000
------------------------------------------------------------------------------
 1.85%                                     04/09/02    400,000     400,000,000
------------------------------------------------------------------------------
 2.02%(b)                                  06/18/02    200,000     200,000,000
------------------------------------------------------------------------------
 2.00%                                     07/08/02    140,000     140,000,000
------------------------------------------------------------------------------
 2.10%                                     07/29/02    150,000     150,000,000
------------------------------------------------------------------------------
 2.10%                                     07/30/02    150,000     150,000,000
------------------------------------------------------------------------------
 2.02%                                     08/05/02    200,000     200,000,000
------------------------------------------------------------------------------
 2.02%(b)                                  10/10/02    400,000     400,000,000
------------------------------------------------------------------------------
 2.05%(b)                                  12/13/02    190,000     190,000,000
------------------------------------------------------------------------------
 1.98%(b)                                  02/27/03     28,000      28,000,000
==============================================================================
  Total Promissory Notes (Cost
   $2,002,000,000)                                               2,002,000,000
==============================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 0.17%

Overseas Private Investment Corp.,
 Floating Rate Notes 1.85%(h)              01/15/09     70,847      70,847,000
==============================================================================
  Total U.S. Government Agency Securities
   (Cost $70,847,000)                                               70,847,000
==============================================================================

TIME DEPOSITS - 11.32%

Banque Bruxelles Lambert-London (Belgium)
 1.90%                                     03/01/02    500,000     500,000,000
------------------------------------------------------------------------------
Banque Nationale de Paris-Cayman (France)
 1.88%                                     03/01/02    500,000     500,000,000
------------------------------------------------------------------------------
Barclays Bank PLC-London (United Kingdom)
 1.88%                                     03/01/02    900,000     900,000,000
------------------------------------------------------------------------------
Chase Bank-Cayman
 1.81%                                     03/01/02    500,000     500,000,000
------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
 1.88%                                     03/01/02    100,000     100,000,000
------------------------------------------------------------------------------
Fifth Third Bank-Cayman
 1.88%                                     03/01/02    384,690     384,689,878
------------------------------------------------------------------------------
Societe Generale-Cayman (France)
 1.81%                                     03/01/02    600,000     600,000,000
------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
 1.88%                                     03/01/02    300,000     300,000,000
------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, NA-Cayman
 1.81%                                     03/01/02    900,000     900,000,000
==============================================================================
  Total Time Deposits (Cost
   $4,684,689,878)                                               4,684,689,878
==============================================================================

                                                        PAR
                                            MATURITY   (000)         VALUE
VARIABLE RATE DEMAND NOTES - 2.63%

BANKS - LETTER OF CREDIT - 1.64%

American Association of Retired Persons;
 VRD Notes (LOC-Bank of America N.A.)
 2.00%(i)(k)                                05/01/31 $   30,000 $    30,000,000
-------------------------------------------------------------------------------
B. Braun Medical Inc.; VRD Bonds (LOC-
 First Union National Bank)
 1.97%(i)(k)                                02/01/15     61,185      61,185,000
-------------------------------------------------------------------------------
Botsford (City of) General Hospital; VRD
 RB (LOC-Michigan National Bank)
 1.85%(b)(k)                                02/15/27     10,100      10,100,000
-------------------------------------------------------------------------------
Brazos River Authority; VRD IDR (LOC-Chase
 Manhattan Bank)
 1.92%(i)(k)                                12/01/36     30,820      30,820,000
-------------------------------------------------------------------------------
Brazos River Authority; VRD IDR (LOC-First
 Union National Bank)
 1.92%(i)(k)                                12/01/36     62,920      62,920,000
-------------------------------------------------------------------------------
Brosis Finance, LLC; VRD Bonds (LOC-
 Wachovia Bank)
 1.90%(i)(k)                                09/01/19     19,300      19,300,000
-------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
 Notes (LOC-Bank One N.A.)
 1.95%(i)(k)                                07/01/20     12,251      12,251,000
-------------------------------------------------------------------------------
 1.95%(i)(k)                                09/01/20     16,946      16,946,000
-------------------------------------------------------------------------------
Chatham Capital Corp.; VRD Notes (LOC-Bank
 One N.A.)
 1.95%(i)(k)                                07/01/20     16,200      16,200,000
-------------------------------------------------------------------------------
Cloquet Minnesota Industrial Facilities;
 VRD RB (LOC-Wachovia Bank)
 1.95%(i)(k)                                04/01/26      9,000       9,000,000
-------------------------------------------------------------------------------
Foxworh-Galbraith Lumber Co.; Floating
 Rate Notes (LOC-Bank One N.A.)
 1.95%(i)(k)                                04/01/21     28,130      28,130,000
-------------------------------------------------------------------------------
Gulf States Paper Corp.; VRD Bonds (LOC-
 Wachovia Bank)
 1.90%(i)(k)                                11/01/18     25,000      25,000,000
-------------------------------------------------------------------------------
Hospital Laundry Services; VRD Bonds (LOC-
 LaSalle Bank N.A.)
 1.97%(i)(k)                                08/01/23      3,750       3,750,000
-------------------------------------------------------------------------------
La Mirada California Industrial
 Development Authority; VRD IDR (LOC-Bank
 One NA)
 2.00%(i)(k)                                12/01/26     15,800      15,800,000
-------------------------------------------------------------------------------
Learjet Inc.; VRD Bonds (LOC-Bank of
 America)
 2.00%(i)(k)                                01/01/27      6,000       6,000,000
-------------------------------------------------------------------------------
Madison Wisconsin Community Development
 Authority; VRD RB (LOC-Bank One Milwaukee
 NA; Firstar Bank NA; M&I Marshall &
 Ilsley; Northern Trust Company)
 2.00%(i)(k)                                06/01/36    115,000     115,000,000
-------------------------------------------------------------------------------
Meharry Medical College; VRD GO (LOC-Bank
 of America NA)
 2.00%(i)(k)                                08/01/16      7,500       7,500,000
-------------------------------------------------------------------------------
Miami Dade County Industrial Development
 Authority; VRD IDR
 (LOC-Societe Generale)
 2.00%(i)(k)                                07/01/22     16,500      16,500,000
-------------------------------------------------------------------------------

                                                        PAR
                                            MATURITY   (000)         VALUE
BANKS - LETTER OF CREDIT - (CONTINUED)

Missouri State Health & Educational
 Facilities Authority; VRD RB
 (LOC-Firstar Bank NA)
 1.85%(b)(k)                                08/01/31 $   19,135 $    19,135,000
-------------------------------------------------------------------------------
Racetrac Capital LLC; VRD Bonds (LOC-
 Regions Bank)
 1.93%(i)(k)                                09/01/20     18,700      18,700,000
-------------------------------------------------------------------------------
Sabine River Authority; VRD IDR (LOC-Chase
 Manhattan Bank)
 1.92%(i)(k)                                12/01/36     44,615      44,615,000
-------------------------------------------------------------------------------
Southeastern Retirement Association Tax,
 Inc.; VRD Bonds (LOC-First Union National
 Bank)
 1.97%(i)(k)                                08/01/19     25,175      25,175,000
-------------------------------------------------------------------------------
Union County Arkansas; VRD IDR (LOC-Bank
 One Chicago NA)
 2.00%(i)(k)                                10/01/27     34,400      34,400,000
-------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation; VRD Notes (LOC-First Union
 National Bank)
 1.97%(i)(k)                                07/01/26     49,555      49,555,000
===============================================================================
                                                                    677,982,000
===============================================================================

INSURED - 0.67%

Baptist Health System of South Florida;
 VRD RB
 1.90%(i)(k)(l)                             05/15/17     17,625      17,625,000
-------------------------------------------------------------------------------
 1.90%(i)(k)(l)                             05/15/25     23,500      23,500,000
-------------------------------------------------------------------------------
BMC Special Care Facilities; VRD RB
 1.90%(i)(k)(l)                             11/15/29     14,600      14,600,000
-------------------------------------------------------------------------------
California Housing Finance Agency; VRD RB
 1.85%(i)(k)(l)                             08/01/31     25,405      25,405,000
-------------------------------------------------------------------------------
Connecticut State Housing Financing
 Authority; VRD RB
 1.92%(i)(k)(l)                             11/15/16     51,010      51,010,000
-------------------------------------------------------------------------------
Florida Housing Finance Corp.; VRD RB
 1.85%(i)(k)(l)                             01/01/45     28,000      28,000,000
-------------------------------------------------------------------------------
Michigan State Housing Development
 Authority; VRD RB
 1.95%(i)(k)(l)                             12/01/20     25,000      25,000,000
-------------------------------------------------------------------------------
New Orleans (City of) Pension; VRD RB
 1.90%(i)(k)(l)                             09/01/30     68,760      68,760,000
-------------------------------------------------------------------------------
Omaha (City of); VRD RB
 1.97%(i)(k)(l)                             02/01/26     10,235      10,235,000
-------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
 VRD RB
 1.90%(i)(k)(l)                             12/01/34     15,000      15,000,000
===============================================================================
                                                                    279,135,000
===============================================================================

                                                         PAR
                                             MATURITY   (000)         VALUE
NON-BANK GUARANTEED - 0.32%

Belk, Inc.; VRD Bonds (LOC-First Union
 National Bank)
 1.97%(i)(k)                                 07/01/08 $   90,730 $    90,730,000
--------------------------------------------------------------------------------
Mississippi Business Finance Corp.; VRD IDR
 1.83%(c)(i)                                 02/01/23      7,000       7,000,000
--------------------------------------------------------------------------------
R.G. Ray Corp. VRD Bonds (LOC-LaSalle Bank
 N.A.)
 1.97%(i)(k)                                 01/15/15      4,020       4,020,000
--------------------------------------------------------------------------------
TP Racing LLP; Floating Rate Notes (LOC-
 Banc One N.A.)
 1.95%(i)(k)                                 06/01/30     29,630      29,630,000
================================================================================
                                                                     131,380,000
================================================================================
  Total Variable Rate Demand Notes (Cost
   $1,088,497,000)                                                 1,088,497,000
================================================================================
  Total Investments Excluding Repurchase
   Agreements
   (Cost $31,043,012,742)                                         31,043,012,742
================================================================================

REPURCHASE AGREEMENTS(m) - 24.84%

Bank of Nova Scotia (Canada)
 1.90%(n)                                    03/01/02    185,437     185,437,195
--------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
 1.90%(o)                                    03/01/02      8,000       8,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
 1.87%(p)                                    03/01/02    672,500     672,500,000
--------------------------------------------------------------------------------
 1.90%(q)                                    03/01/02    211,890     211,890,141
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
 1.91%(r)                                          --    400,000     400,000,000
--------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
 1.91%(s)                                    03/01/02    701,091     701,090,909
--------------------------------------------------------------------------------
Chase Securities Inc.
 1.90%(t)                                    03/01/02  1,000,000   1,000,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
 (Switzerland)
 1.90%(u)                                    03/01/02    102,000     102,000,000
--------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
 1.91%(v)                                    03/01/02    150,000     150,000,000
--------------------------------------------------------------------------------
First Union Capital Markets
 1.91%(w)                                    03/01/02  1,000,000   1,000,000,000
--------------------------------------------------------------------------------
 1.79%(x)                                    03/13/02    500,000     500,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 1.90%(y)                                    03/01/02    500,000     500,000,000
--------------------------------------------------------------------------------
Salomon Smith Barney Inc.
 1.90%(z)                                    03/01/02  2,485,239   2,485,239,354
--------------------------------------------------------------------------------

                                                    PAR
                                        MATURITY   (000)         VALUE
REPURCHASE AGREEMENTS(m) - (CONTINUED)

Societe Generale (France)
 1.91%(aa)                              03/01/02 $  100,000 $   100,000,000
---------------------------------------------------------------------------
UBS Warburg (Switzerland)
 1.88%(ab)                              03/01/02    139,740     139,740,079
---------------------------------------------------------------------------
 1.91%(ac)                              03/01/02  1,000,000   1,000,000,000
---------------------------------------------------------------------------
 2.18%(ad)                              04/02/02    300,000     300,000,000
---------------------------------------------------------------------------
 1.80%(ae)                              07/12/02    500,000     500,000,000
---------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 (Germany)
 1.90%(af)                              03/01/02    325,000     325,000,000
===========================================================================
  Total Repurchase Agreements (Cost
   $10,280,897,678)                                          10,280,897,678
===========================================================================
TOTAL INVESTMENTS (COST
 $41,323,910,420)(ag) - 99.83%                               41,323,910,420
===========================================================================
OTHER ASSETS LESS LIABILITIES - 0.17%                            69,913,402
===========================================================================
NET ASSETS - 100.00%                                        $41,393,823,822
___________________________________________________________________________
===========================================================================

Investment Abbreviations:
GO-  General Obligation Bonds
IDR- Industrial Revenue Bonds
LOC- Letter of Credit
RB-  Revenue Bonds
VRD- Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/02.
(c) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/02.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/02.
(e) Open master note agreement. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/02.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/02.
(g) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/02.
(h) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/02.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 02/28/02 represented 0.12% of the Fund's net assets.
(k) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/02.
(l) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., Financial Security Assurance, or
    Morgan Guaranty Trust.
(m) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Joint repurchase agreement entered into 02/28/02 with a maturing value of $500,026,389. Collateralized by $489,823,000 U.S. Government obligations, 0% to 6.63% due 05/31/02 to 09/15/09 with an aggregate market value at 02/28/02 of $510,000,171.
(o) Joint repurchase agreement entered into 02/28/02 with a maturing value of $150,007,917. Collateralized by $153,638,000 U.S. Government obligations, 0% to 3.71% due 05/30/02 to 12/29/03 with an aggregate market value at 02/28/02 of $153,001,554.
(p) Joint repurchase agreement entered into 02/28/02 with a maturing value of $1,000,051,944. Collateralized by $883,342,000 U.S. Government obligations, 2.75% to 8.88% due 07/15/02 to 02/15/31 with an aggregate market value at 02/28/02 of $1,020,000,296.
(q) Joint repurchase agreement entered into 02/28/02 with a maturing value of $212,167,338. Collateralized by $214,084,000 U.S. Government obligations, 4.00% to 6.65% due 01/15/03 to 03/28/14 with an aggregate market value at 02/28/02 of $216,399,300.
(r) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $784,874,000 U. S. Government obligations, 0% to 7.65% due 04/30/02 to 05/15/30 with an aggregate market value at 02/28/02 of $776,995,765.
(s) Joint repurchase agreement entered into 02/28/02 with a maturing value of $1,500,079,583. Collateralized by $1,496,428,000 U.S. Government
     obligations, 0% to 7.63% due 03/01/02 to 05/13/11 with an aggregate market value at 02/28/02 of $1,530,001,802.
(t) Repurchase agreement entered into 02/28/02 with a maturing value of $1,000,052,778. Collateralized by $995,043,781 U.S. Government obligations, 5.50% to 7.50% due 07/01/13 to 02/01/32 with an aggregate market value at 02/28/02 of $1,020,001,542.
(u) Joint repurchase agreement entered into 02/28/02 with a maturing value of $250,013,194. Collateralized by $260,460,000 U.S. Government obligations, 0% to 8.25% due 02/07/03 to 04/15/42 with an aggregate market value at 02/28/02 of $260,885,242.
(v) Repurchase agreement entered into 02/28/02 with a maturing value of $150,007,958. Collateralized by $167,549,448 U.S. Government obligations, 0% to 6.99% due 04/05/02 to 11/15/25 with an aggregate market value at 02/28/02 of $153,000,000.
(w) Repurchase agreement entered into 02/28/02 with a maturing value of $1,000,053,056. Collateralized by $1,002,563,314 U.S. Government
     obligations, 0% to 9.25% due 03/04/02 to 05/01/36 with an aggregate market value at 02/28/02 of $1,020,001,036.
(x) Term repurchase agreement entered into 02/13/02; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $500,696,111 U.S. Treasury obligations, 5.50% to 8.50% due 10/01/29 to 03/01/32 with an aggregate market value at 02/28/02 of $510,270,199.
(y) Repurchase agreement entered into 02/28/02 with a maturing value of $500,026,389. Collateralized by $550,696,654 U.S. Government obligations, 5.39% to 10.00% due 02/01/11 to 03/01/32 with an aggregate market value at 02/28/02 of $510,002,421.
(z) Joint repurchase agreement entered into 02/28/02 with a maturing value of $200,010,556. Collateralized by $236,856,000 U.S. Government obligations, 0% to 12.00% due 04/30/02 to 10/08/27 with an aggregate market value at 02/28/02 of $206,124,812.
(aa) Repurchase agreement entered into 02/28/02 with a maturing value of $100,005,306. Collateralized by $141,070,000 U.S. Government obligations, 0% to 6.00% due 06/20/03 to 11/15/31 with an aggregate market value at 02/28/02 of $102,076,489.
(ab) Joint repurchase agreement entered into 02/28/02 with a maturing value of $750,039,167. Collateralized by $1,837,277,000 U.S. Government
     obligations, 0% to 9.00% due 03/21/02 to 08/15/26 with an aggregate market value at 02/28/02 of $765,000,996.
(ac) Repurchase agreement entered into 02/28/02 with a maturing value of $1,000,053,056. Collateralized by $997,845,699 U.S. Government
     obligations, 5.00% to 10.00% due 11/01/10 to 03/01/32 with an aggregate market value at 02/28/02 of $1,020,001,363.
(ad) Term joint repurchase agreement entered into 10/03/01; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $496,052,114 U.S. Treasury obligations, 5.50% to 10.50% due 01/01/09 to 01/01/32 with an aggregate market value at 02/28/02 of $510,000,737.
(ae) Term repurchase agreement entered into 01/11/02; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $510,730,000 U.S. Treasury obligations, 0% due 03/28/02 with an aggregate market value at 02/28/02 of $510,004,783.
(af) Repurchase agreement entered into 02/28/02 with a maturing value of $325,017,153. Collateralized by $324,463,195 U.S. Government obligations, 5.00% to 7.50% due 11/01/10 to 06/01/40 with an aggregate market value at 02/28/02 of $331,500,001.
(ag) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $31,043,012,742
-----------------------------------------------------------------------------
Repurchase agreements                                          10,280,897,678
-----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                  49,200,000
-----------------------------------------------------------------------------
 Interest                                                          82,642,259
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             257,836
-----------------------------------------------------------------------------
Other assets                                                          153,126
=============================================================================
  Total assets                                                 41,456,163,641
=============================================================================

LIABILITIES:

Payables for:
 Dividends                                                         59,251,264
-----------------------------------------------------------------------------
 Deferred compensation plan                                           257,836
-----------------------------------------------------------------------------
Accrued distribution fees                                             929,676
-----------------------------------------------------------------------------
Accrued directors' fees                                                42,070
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           671,847
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,187,126
=============================================================================
  Total liabilities                                                62,339,819
=============================================================================
Net assets applicable to shares outstanding                   $41,393,823,822
=============================================================================

NET ASSETS:

Institutional Class                                           $32,878,701,248
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $ 1,110,334,844
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    18,233,638
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,715,107,515
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    46,801,009
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,624,645,568
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            32,876,793,216
_____________________________________________________________________________
=============================================================================
Private Investment Class                                        1,110,255,799
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          18,232,595
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,714,729,256
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      46,800,786
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,624,566,127
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
 each class                                                   $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2002
(Unaudited)


INVESTMENT INCOME:

Interest                                              $519,128,426
===================================================================

EXPENSES:

Advisory fees                                           30,949,241
-------------------------------------------------------------------
Administrative services fees                               772,711
-------------------------------------------------------------------
Custodian fees                                             937,778
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                3,804,875
-------------------------------------------------------------------
 Personal Investment Class                                  55,497
-------------------------------------------------------------------
 Cash Management Class                                   2,997,902
-------------------------------------------------------------------
 Reserve Class                                              33,718
-------------------------------------------------------------------
 Resource Class                                          1,672,239
-------------------------------------------------------------------
Transfer agent fees                                      3,330,976
-------------------------------------------------------------------
Directors' fees                                            105,620
-------------------------------------------------------------------
Other                                                    1,687,906
===================================================================
  Total expenses                                        46,348,463
===================================================================
Less: Fees waived                                      (17,621,394)
===================================================================
  Net expenses                                          28,727,069
===================================================================
Net investment income                                  490,401,357
===================================================================
Net realized gain from investment securities               919,005
===================================================================
Net increase in net assets resulting from operations  $491,320,362
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2002 and the year ended August 31, 2001 (Unaudited)

                                              FEBRUARY 28,      AUGUST 31,
                                                  2002             2001
                                            ----------------  ---------------
OPERATIONS:

 Net investment income                      $    490,401,357  $ 1,774,540,033
------------------------------------------------------------------------------
 Net realized gain from investment
  securities                                         919,005        1,329,954
==============================================================================
  Net increase in net assets resulting from
   operations                                    491,320,362    1,775,869,987
==============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                            (386,029,383)  (1,378,986,654)
------------------------------------------------------------------------------
 Private Investment Class                        (16,235,550)     (55,993,893)
------------------------------------------------------------------------------
 Personal Investment Class                          (141,669)        (928,046)
------------------------------------------------------------------------------
 Cash Management Class                           (69,590,180)    (280,619,189)
------------------------------------------------------------------------------
 Reserve Class                                       (49,804)        (112,523)
------------------------------------------------------------------------------
 Resource Class                                  (18,354,771)     (57,899,728)
------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                           6,105,685,614    9,418,251,261
------------------------------------------------------------------------------
 Private Investment Class                       (179,180,937)     337,156,023
------------------------------------------------------------------------------
 Personal Investment Class                         6,303,649       (2,250,390)
------------------------------------------------------------------------------
 Cash Management Class                           215,058,485    1,971,296,794
------------------------------------------------------------------------------
 Reserve Class                                    41,631,653        2,674,691
------------------------------------------------------------------------------
 Resource Class                                  355,200,632      166,866,497
==============================================================================
  Net increase in net assets                   6,545,618,101   11,895,324,830
==============================================================================

NET ASSETS:

 Beginning of period                          34,848,205,721   22,952,880,891
==============================================================================
 End of period                              $ 41,393,823,822  $34,848,205,721
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in) $ 41,391,377,779  $34,846,678,683
------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities                            2,446,043        1,527,038
==============================================================================
                                            $ 41,393,823,822  $34,848,205,721
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2002
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. The advisor has agreed to waive advisory fees of 0.075% of average daily net assets. For the six months ended February 28, 2002, AIM waived fees of $15,474,621.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2002, AIM was paid $772,711 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2002, AFS was paid $3,640,976 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the

Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2002, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $2,282,925, $36,998, $2,398,322, $26,974 and $1,672,239, respectively, as compensation under the Plan and FMC waived fees of $2,146,773.
 Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
 During the six months ended February 28, 2002, the Fund paid legal fees of $55,899 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the six months ended February 28, 2002 and the year ended August 31, 2001 were as follows:

                        SIX MONTHS ENDED FEBRUARY 28, 2002       YEAR ENDED AUGUST 31, 2001
                        -----------------------------------  -----------------------------------
                             SHARES            AMOUNT             SHARES            AMOUNT
                        ----------------  -----------------  ----------------  -----------------
Sold:
 Institutional Class     277,343,073,670  $ 277,343,073,670   399,509,142,238  $ 399,509,142,238
-------------------------------------------------------------------------------------------------
 Private Investment
  Class                   11,369,039,305     11,369,039,305    12,233,301,324     12,233,301,324
-------------------------------------------------------------------------------------------------
 Personal Investment
  Class                       80,196,973         80,196,973       120,589,236        120,589,236
-------------------------------------------------------------------------------------------------
 Cash Management Class    67,835,703,283     67,835,703,283    89,653,200,894     89,653,200,894
-------------------------------------------------------------------------------------------------
 Reserve Class                73,344,892         73,344,892        30,335,661         30,335,661
-------------------------------------------------------------------------------------------------
 Resource Class            6,907,219,333      6,907,219,333     9,184,680,641      9,184,680,641
-------------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class         110,772,786        110,772,786       252,383,598        252,383,598
-------------------------------------------------------------------------------------------------
 Private Investment
  Class                        5,680,180          5,680,180        17,505,606         17,505,606
-------------------------------------------------------------------------------------------------
 Personal Investment
  Class                          111,089            111,089           696,703            696,703
-------------------------------------------------------------------------------------------------
 Cash Management Class        52,088,615         52,088,615       199,465,681        199,465,681
-------------------------------------------------------------------------------------------------
 Reserve Class                    23,438             23,438            53,183             53,183
-------------------------------------------------------------------------------------------------
 Resource Class               17,567,489         17,567,489        55,351,835         55,351,835
-------------------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (271,348,160,842)  (271,348,160,842) (390,343,274,575)  (390,343,274,575)
-------------------------------------------------------------------------------------------------
 Private Investment
  Class                  (11,553,900,422)   (11,553,900,422)  (11,913,650,907)   (11,913,650,907)
-------------------------------------------------------------------------------------------------
 Personal Investment
  Class                      (74,004,413)       (74,004,413)     (123,536,329)      (123,536,329)
-------------------------------------------------------------------------------------------------
 Cash Management Class   (67,672,733,413)   (67,672,733,413)  (87,881,369,781)   (87,881,369,781)
-------------------------------------------------------------------------------------------------
 Reserve Class               (31,736,677)       (31,736,677)      (27,714,153)       (27,714,153)
-------------------------------------------------------------------------------------------------
 Resource Class           (6,569,586,190)    (6,569,586,190)   (9,073,165,979)    (9,073,165,979)
=================================================================================================
                           6,544,699,096  $   6,544,699,096    11,893,994,876  $  11,893,994,876
_________________________________________________________________________________________________
=================================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                         PRIVATE INVESTMENT CLASS
                         ----------------------------------------------------------------
                          SIX MONTHS
                            ENDED                   YEAR ENDED AUGUST 31,
                         FEBRUARY 28,    ------------------------------------------------
                             2002           2001       2000      1999     1998     1997
                         ------------    ----------  --------  --------  -------  -------
Net asset value,
 beginning of period      $     1.00     $     1.00  $   1.00  $   1.00  $  1.00  $  1.00
------------------------------------------------------------------------------------------
Net investment income           0.01           0.05      0.06      0.05     0.05     0.05
------------------------------------------------------------------------------------------
Less distributions from
 net investment income         (0.01)         (0.05)    (0.06)    (0.05)   (0.05)   (0.05)
==========================================================================================
Net asset value, end of
 period                   $     1.00     $     1.00  $   1.00  $   1.00  $  1.00  $  1.00
__________________________________________________________________________________________
==========================================================================================
Total return(a)                 1.07%          5.22%     5.81%     4.85%    5.43%    5.27%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $1,110,335     $1,289,479  $952,177  $266,031  $70,058  $70,856
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers               0.41%(b)       0.40%     0.39%     0.39%    0.38%    0.36%
------------------------------------------------------------------------------------------
 Without fee waivers            0.68%(b)       0.69%     0.69%     0.68%    0.68%    0.68%
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment
 income to average net
 assets                         2.10%(b)       4.89%     5.74%     4.72%    5.29%    5.16%
__________________________________________________________________________________________
==========================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,534,563,036.

                             DIRECTORS
Frank S. Bayley                                      Robert H. Graham
Bruce L. Crockett                                  Prema Mathai-Davis        Short-Term
Albert R. Dowden                                     Lewis F. Pennock        Investments Co.
Edward K. Dunn, Jr.                                   Ruth H. Quigley        (STIC)
Jack M. Fields                                         Louis S. Sklar
Carl Frischling

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer
Melville B. Cox                                        Vice President        Liquid Assets
Karen Dunn Kelley                                      Vice President        Portfolio
                                                                             -------------------------------------------------
As of December 31, 2001                                                      Private                                    SEMI-
                                                                             Investment                                 ANNUAL
                        INVESTMENT ADVISOR                                   Class                                      REPORT
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173                                                                 FEBRUARY 28, 2002
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                           800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO DIRECTORS
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

LAP-SAR-2